Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 27,563	Taxes	UNITED STATES		Lyon County
#: 2
	493,925	Fees	UNITED STATES	NEVADA	Government of the United States
#: 3
	18,118	Fees	UNITED STATES	NEVADA	Lyon County
#: 4
	817	Fees	UNITED STATES	NEVADA	Mineral County
#: 5
	111	Fees	UNITED STATES	NEVADA	Douglas County
#: 6
	164,509	Fees	UNITED STATES			MacArthur
#: 7
	56,928	Fees	UNITED STATES			Wassuk
#: 8
	27,563	Taxes	UNITED STATES			Yerington
#: 9
	38,310	Fees	UNITED STATES			Yerington
#: 10
	769	Fees	UNITED STATES			Copper Cayon
#: 11
	$ 252,455	Fees	UNITED STATES			Falcon Copper